Rationalization Of Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Rationalization Of Operations [Line Items]
Rationalization of operations liability	$ 30	$ 69	$ 122
Rationalization of operations, EXPENSE	81	126	284
Rationalization of operations PAID / UTILIZED	120	179
Total number of facilities exited	20	25	25
Total number of positions eliminated	2,800	3,500	20,000
Minimum [Member]
Rationalization Of Operations [Line Items]
Expected future year rationalization expense	100
Maximum [Member]
Rationalization Of Operations [Line Items]
Expected future year rationalization expense	125
Severance And Benefits [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability	24	57	112
Rationalization of operations, EXPENSE	17	73
Rationalization of operations PAID / UTILIZED	50	128
Lease And Other Contract Terminations [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability	3	8	7
Rationalization of operations, EXPENSE	3	9
Rationalization of operations PAID / UTILIZED	8	8
Fixed Asset Write-Downs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability	0	0	0
Rationalization of operations, EXPENSE	12	9
Rationalization of operations PAID / UTILIZED	12	9
Vacant Facility And Other Shutdown Costs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability	2	4	2
Rationalization of operations, EXPENSE	11	14
Rationalization of operations PAID / UTILIZED	13	12
Start-Up And Moving Costs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability	1	0	1
Rationalization of operations, EXPENSE	38	21
Rationalization of operations PAID / UTILIZED	37	22
Process Management [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, EXPENSE	11	35	55
Industrial Automation [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, EXPENSE	32	48	47
Network Power [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, EXPENSE	20	25	118
Climate Technologies [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, EXPENSE	11	13	48
Tools And Storage [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, EXPENSE	$ 7	$ 5	$ 16